(Losses)/earnings per share (Tables)	6 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of (Loss) Earnings Per Share

	Three Months Ended		Six Months Ended
	December 31, 2018 Cents	December 31, 2017 Cents	December 31, 2018 Cents	December 31, 2017 Cents
(Losses)/earnings per share
(in cents)
(a) Basic (losses)/earnings per share
From continuing operations attributable to the ordinary equity holders of the company	(5.00)	2.91	(9.08)	1.46
Total basic (losses)/earnings per share attributable to the ordinary equity holders of the company	(5.00)	2.91	(9.08)	1.46

(b) Diluted (losses)/earnings per share
From continuing operations attributable to the ordinary equity holders of the company	(5.00)	2.91	(9.08)	1.46
Total basic (losses)/earnings per share attributable to the ordinary equity holders of the company	(5.00)	2.91	(9.08)	1.46

(c) Reconciliation of (losses)/earnings used in calculating (losses)/earnings per share
(in U.S. dollars, in thousands)
Basic (losses)/earnings per share
(Losses)/earnings attributable to the ordinary equity holders of the company used in calculating basic (losses)/earnings per share:
From continuing operations	(24,604)	13,703	(44,103)	6,681

Diluted (losses)/earnings per share
(Losses)/earnings from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses)/earnings per share	(24,604)	13,703	(44,103)	6,681
(Losses)/earnings attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(24,604)	13,703	(44,103)	6,681

	Three Months Ended		Six Months Ended
	December 31, 2018 (in shares)	December 31, 2017 (in shares)	December 31, 2018 (in shares)	December 31, 2017 (in shares)
Weighted average number of ordinary shares used as the denominator in calculating basic (losses)/earnings per share	491,760,046	471,205,385	485,602,719	457,658,570
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted (losses)/earnings per share	491,760,046	471,447,464	485,602,719	457,973,954